Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,389,159,664.90
Previously Paid Amount	0.00
Total Fee Amount	744,242.95
Total Offset Amount	0.00
Net Fee	744,242.95
Narrative - Max Aggregate Offering Price	$ 5,389,159,664.90
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true